SHAREHOLDERS' EQUITY (DEFICIENCY) (Schedule of Non-cash Share-based Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Non-cash share-based compensation expense [Line Items]
Non-cash share-based compensation expense	$ 5,179	$ 215	$ 113
Cost of revenues [Member]
Non-cash share-based compensation expense [Line Items]
Non-cash share-based compensation expense	33	5	4
Research and development, net [Member]
Non-cash share-based compensation expense [Line Items]
Non-cash share-based compensation expense	4,364	73	25
Sales and marketing, net [Member]
Non-cash share-based compensation expense [Line Items]
Non-cash share-based compensation expense	275	42	14
General and administrative [Member]
Non-cash share-based compensation expense [Line Items]
Non-cash share-based compensation expense	$ 507	$ 95	$ 70